Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions
15.	Related Party Transactions

In October 2019, Legacy Forge issued convertible notes to investors, of which $2,400 was received from certain directors and employees of Legacy Forge. As of December 31, 2020, Legacy Forge had a $2,400 related party balance on convertible notes outstanding. The notes were fully repaid in January 2021.

Legacy Forge entered into client engagement agreements with certain companies to serve as exclusive transaction agent to help facilitate private purchases of shares of issuers. These companies are identified as related parties who are holders of either Legacy Forge’s common stock or redeemable convertible preferred stock. The Company recognized $631 in placement fee revenue in the condensed consolidated statements of operations and comprehensive (loss) income for trade executed with the underlying LLCs and portfolio companies for the three months ended March 31, 2022. The associated revenue recognized for the three months ended March 31, 2021 is immaterial.

The Company obtains insurance coverage from Munich Re, a shareholder of the Company, to indemnify Forge Investments for its contractual obligations to funds investors if shareholders fail to transfer ownership interests upon certain trigger events. During the three months ended March 31, 2022 and 2021, the Company incurred $80 and $331 in insurance premiums, respectively, and are included in transaction-based expenses in the condensed consolidated statements of operations and comprehensive (loss) income.

Financial Technology Partners LP (“Financial Technology Partners”), a shareholder of the Company, serves as financial and strategic advisor to the Company on its financing, merger, and acquisition transactions. During the three months ended March 31, 2022, the Company incurred $18,283 in fees to Financial Technology Partners, of which $17,356 was related to common stock issued during the Merger and was recorded as a reduction to additional paid-in capital. The remaining $927 was related to issuance of Public and Private Placement Warrants, including warrants issued to A&R FPA investors, and was expensed immediately upon consummation of the Merger as acquisition-related transaction cost in the condensed consolidated statements of operations and comprehensive (loss) income.

The Company leases one of its office spaces from the former owner of IRA Services. The former owner became a shareholder of the Company upon the acquisition of IRA Services which subsequently renamed as Forge Trust. IRA Services was a non-depository trust company authorized to act as a custodian of self-directed individual retirement accounts. The Company incurred $94 in rent to this shareholder during the three months ended March 31, 2022 and 2021, respectively, and are included in rent and occupancy in the condensed consolidated statements of operations and comprehensive (loss) income.

James Herbert, II, one of the Company’s directors, through the James and Cecillia Herbert 1994 Revocable Trust, purchased 75,000 shares of the Company’s’s common stock (for a purchase price of $750) in the PIPE Investment, concurrently and in connection with the closing of the Business Combination. Mr. Herbert’s transaction was on the same terms as the other investors who purchased shares in the PIPE Investment pursuant to certain subscription agreements dated September 13, 2021.

Prior to the Business Combination, one of Legacy Forge’s directors was also a director of Temasek Holding (Private) Limited (“Temasek”). Temasek, through its wholly-owned subsidiary, Ossa Investments Pte. Ltd, purchased 1,000,000 shares of the Company’s’s common stock (for a purchase price of $10,000) in the PIPE Investment, concurrently and in connection with the closing of the Business Combination. This transaction was on the same terms as the other investors who purchased shares in the PIPE Investment pursuant to certain subscription agreements dated September 13, 2021.

15.Related Party Transactions

The Company entered into client engagement agreements with certain companies to serve as exclusive transaction agent to help facilitate private purchases of shares of issuers. These companies are identified as related parties who are holders of either the Company's common stock or redeemable convertible preferred stock. The Company recognized $1,186 in placement fee revenue in the consolidated statements of operations and comprehensive loss for trade executed with these companies for the year ended December 31, 2021. The associated revenue recognized for the year ended December 31, 2020 is immaterial.

The Company obtains insurance coverage from Munich Re, a shareholder of the Company, to indemnify Forge Investments for its contractual obligations to funds investors if shareholders fail to transfer ownership interests upon certain trigger events. During the years ended December 31, 2021 and 2020, the Company incurred $274 and $1,121 in insurance premiums, respectively, and are included in transaction-based expenses in the consolidated statements of operations and comprehensive loss.

Financial Technology Partners LP (“Financial Technology Partners”), a shareholder of the Company, serves as financial and strategic advisor which advised the Company on its financing, merger and acquisition transactions. During the years ended December 31, 2021 and 2020, the Company incurred $4,930 and $3,466 in fees to Financial Technology Partners, respectively, and are included in accrued expenses and other current liabilities in the consolidated balance sheets.

The Company leases one of its office spaces from the former owner of IRA Services. The former owner became a shareholder of the Company upon the acquisition of IRA Services which subsequently renamed as Forge Trust. IRA Services was a non-depository trust company authorized to act as a custodian of self-directed individual retirement accounts. The Company incurred $377 in rent to this shareholder during the years ended December 31, 2021 and 2020, respectively, and are included in rent and occupancy in the consolidated statements of operations and comprehensive loss.

In October 2019, the Company issued convertible notes to investors, of which $2,400 was received from certain members of the Company’s board of directors and two key employees. As of December 31, 2020, the Company had $2,400 related party balance on the convertible notes outstanding under the 2019 Convertible Notes. The notes were fully repaid in January 2021 (Note 6).

In October 2020, the Company issued 285,903 shares of Class AA common stock in exchange for a note receivable of $457 with certain related party for early exercise of options. The notes have a term of 7.0 years and bear interest at a rate of 0.38% per annum, compounded annually. In January and March 2021, the Company issued 391,042 shares of Class AA common stock in exchange for a note receivable of $626 with certain related party for early exercise of options. The notes have a term of 7.0 years to 9.0 years, and bear interest at a rate from 0.52% to 0.62% per annum, compounded annually. These loans have not been paid as of December 31, 2021. The Company did not recognize the promissory notes as notes receivables on its consolidated balance sheets as the notes are nonrecourse in their entirety and are not aligned with a corresponding percentage of the underlying shares.

Motive Capital Corp [Member]
Related Party Transactions

Note 5—Related Party Transactions

Founder Shares

On October 2, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 11,500,000 Class B ordinary shares (the “Founder Shares”). On November 24, 2020, the Sponsor surrendered 2,875,000 Founder Shares, which the Company canceled. On November 24 and December 8, 2020, the Sponsor transferred 30,000 founder shares to each of the independent directors. On December 10, 2020, the Company issued a dividend of 1,725,000 Class B ordinary shares, resulting in 10,350,000 Founder Shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share cancellation.

The Founder Shares include an aggregate of up to 1,350,000 shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Proposed Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 1,350,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earliest of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021 and 2020, the Company had no outstanding borrowings under the Working Capital Loans.

Promissory Note — Related Party

On October 1, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 and (ii) the completion of the Initial Public Offering. The Company borrowed an aggregate of $130,492 under the Promissory Note. The Promissory Note matured on the closing date of the Initial Public Offering and the outstanding balance under the Promissory Note of $130,492 was repaid in full on December 16, 2020. Subsequent to the repayment, the facility was no longer available to the Company.

Administrative Support Agreement

The Company entered into an agreement, commencing on December 15, 2020 the effective date of the Initial Public Offering through the earlier of the consummation of a Business Combination or the Company’s liquidation, to pay the Sponsor or its affiliate a monthly fee of up to $10,000 for office space, utilities, secretarial and administrative services. As of December 31, 2021, the Company did not incur any fees for the administrative support. The Sponsor has waived such fees and such fees will not be payable until the Sponsor determines that such fees should be paid.